Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities
10.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31, 2012	As at December 31, 2011
Trade payables	$7,655	$2,419
Accrued compensation	2,198	2,609
Accrued legal costs	2,513	278
Dividends	4,272	3,041
Success fee obligation	4,401	12,774
Accrued other	1,367	1,048

	$22,406	$22,169

The due to related party was a one-time payment of $7,102 for the incentive buy-out to extinguish the Chief Executive Officer’s contracted right to 2% of gross revenues that had been earned, resulting from the amendment of his employment agreement. The related party transaction was measured at the exchange amount and is not repayable.

The success fee obligation is pursuant to the Company’s engagement with a law firm for which the law firm is entitled to a percentage of proceeds actually received from certain license agreements signed by the Company related to certain litigation matters the law firm was representing the Company. Should the Company collect these amounts as contemplated in the agreements, the law firm will be entitled to the entire success fee of $27,986. The current and long term portion of this liability is reflected as follows:

	As at December 31, 2012	As at December 31, 2011
Success fee obligation	$15,301	$27,986
Current portion	(4,401)	(12,774)

	$10,900	$15,212